Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Regulatory Capital as of December 31, 2011
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$167,136	9.90%	$67,525	4.00%	$84,406	5.00%
Bank	$147,617	8.75%	$67,471	4.00%	$84,339	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$167,136	12.42%	$53,850	4.00%	$80,774	6.00%
Bank	$147,617	11.20%	$52,700	4.00%	$79,049	6.00%
Total capital (Tiers 1 and 2)
Company	$183,257	13.61%	$107,699	8.00%	$134,624	10.00%
Bank	$163,738	12.43%	$105,399	8.00%	$131,749	10.00%

	Regulatory Capital as of December 31, 2010
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$151,023	9.10%	$66,352	4.00%	$82,940	5.00%
Bank	$140,061	8.50%	$65,913	4.00%	$82,392	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$151,023	12.32%	$49,037	4.00%	$73,556	6.00%
Bank	$140,061	11.60%	$48,314	4.00%	$72,471	6.00%
Total capital (Tiers 1 and 2)
Company	$176,399	14.39%	$98,075	8.00%	$122,593	10.00%
Bank	$155,175	12.85%	$96,627	8.00%	$120,784	10.00%